PRIMARY II FUND OF

THE RESERVE FUND

Supplement dated April 17, 2008
to Prospectus and Statement of Additional Information,

each dated March 5, 2008

The following updates the current Prospectus and Statement of Additional Information for the Primary II Fund

Effective as of the date of this Supplement, the Primary II Fund (the “Fund”) will not invest in, and does not hold, commercial paper.  Any reference to the Fund’s investment in commercial paper in the Fund’s Prospectus and Statement of Additional Information should be disregarded.

Shareholders should retain this Supplement for future reference.